                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

July 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Tremont Opportunity Fund, LLC
                File No. 005-78997
                EDGAR Filing of Schedule TO

To the Securities and Exchange Commission:

     An  electronic  ("EDGAR")  filing is hereby made of an issuer  Tender Offer
Statement on Schedule TO, pursuant to Rule 13e-4 of the Securities  Exchange Act of 1934, on behalf of Oppenheimer  Tremont Opportunity Fund, LLC (the "Fund") in
connection  with  an  offer  by  the  Fund  to  repurchase  up to  approximately
$19,916,555.34  of its outstanding  limited  liability  company interests on the terms and subject to the conditions set forth in the Repurchase Offer Notice and
Letter to Shareholders  describing the repurchase offer. Please deduct $2,344.18 from the Fund's  account for payment of the filing  fee.  The account  number is
910-8739.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                                     Sincerely,

                                                     /s/ Taylor V. Edwards
                                                     ------------------------------------------
                                                     Taylor V. Edwards
                                                     Assistant Vice President & Assistant Counsel
                                                     Phone: 212. 323.0310
                                                     tedwards@oppenheimerfunds.com

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Nancy Vann, Esq.